Remuneration of the Company's key management personnel	12 Months Ended
Dec. 31, 2023
Remuneration of the Company's key management personnel
Remuneration of the Company's key management personnel

18. Remuneration of the Company’s key management personnel

Total remuneration of key management personnel

Remuneration of the Company’s key management personnel was as follows :

	2021		2022		2023
	Management	Supervisory	Management	Supervisory	Management	Supervisory
Remuneration of key management	Board	Board	Board	Board	Board	Board
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Short-term benefits	3,098	646	3,067	669	3,757	674
Termination benefits	—	—	—	—	1,871	—
Share-based payments	12,673	566	6,689	478	4,300	652
Total	15,771	1,212	9,756	1,147	9,928	1,326

Out of the total remuneration, for Management Board EUR 1,551k (2022: EUR 852k, 2021: EUR 1,323k) and for the Supervisory Board EUR 158k (2022: EUR 0k, 2021: EUR 0k) are outstanding, as of December 31, 2023.

In 2023, 105,260 RSUs were granted to the Supervisory Board and 207,481 RSUs and 144,379 options were granted to the Executive Board. During the year, 21,413 RSUs were transferred to the Supervisory Board and 139,027 RSUs were transferred to the Executive Board. No options were exercised from the Key Management Personnel. For more detailed information we refer to Note 10.